Risk Management - Summary of Carrying Value of Past Due but not Impaired and Impaired Financial Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	$ 204	$ 633
Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	15	363
Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	70	92
Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	103	72
Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	179	173
Impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	18	40
Impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	120	86
Impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	1	1
FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	14
FVTPL [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	39	45
AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	2	106
AFS [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	1	1
Less than 90 days [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	176	589
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	15	363
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	70	76
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	77	46
Less than 90 days [Member] | FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	14
Less than 90 days [Member] | AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets		104
90 days and greater [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	28	44
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets		16
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	26	26
90 days and greater [Member] | AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	$ 2	$ 2